Convertible loan - (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2023
Disclosure of financial assets [line items]
Cost at January 1		€ 3,494,788,000
Cost at December 31		3,133,264,000
Fair value adjustment for the year		1,175,000	€ (390,000)
Convertible Loan		21,175,000
Convertible loan
Disclosure of financial assets [line items]
Acquisition of the year		20,000,000
Cost at December 31		20,000,000
Fair value adjustment for the year		1,175,000
Fair value adjustment at December 31		1,175,000
Convertible Loan		€ 21,175,000
Interest rate receivable per annum at maturity date		8.00%
Convertible loan | Minimum
Disclosure of financial assets [line items]
minimum subscription to be done by third party as condition of conversion of loan into preferred equity shares		€ 20,000,000
Onco3R
Disclosure of financial assets [line items]
Acquisition of the year	€ 20,000,000
Convertible Loan	€ 20,000,000